Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000220628 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220628 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220628 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220628 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220628 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220628 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220628 | Education
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220628 | General
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220628 | School District
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220628 | Medical
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000034886 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034886 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034886 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034886 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034886 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034886 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034886 | Education
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034886 | General
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000034886 | School District
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000034886 | Medical
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000220629 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220629 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220629 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220629 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220629 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220629 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220629 | Education
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220629 | General
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220629 | School District
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220629 | Medical
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000114652 | VictoryShares Core Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	8.30%
C000114652 | Schwab Fundamental International Equity ETF_
Holdings [Line Items]
Percent of Total Investments	7.50%
C000114652 | Vanguard FTSE Developed Markets ETF_
Holdings [Line Items]
Percent of Total Investments	7.40%
C000114652 | Vanguard S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114652 | VictoryShares Free Cash Flow Growth ETF_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114652 | iShares Core S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114652 | Schwab Fundamental Emerging Markets Equity ETF_
Holdings [Line Items]
Percent of Total Investments	3.10%
C000114652 | Vanguard FTSE Emerging Markets ETF_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000114652 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000114652 | VictoryShares Core Plus Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114652 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114652 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000114652 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000114652 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114652 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114650 | VictoryShares Core Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	9.80%
C000114650 | Victory Core Plus Intermediate Bond Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	24.10%
C000114650 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	14.20%
C000114650 | Victory Government Securities Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	12.00%
C000114650 | Victory Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	8.20%
C000114650 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000114650 | Victory High Income Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114650 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114650 | Victory International Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114650 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000114650 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000114650 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000114650 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000114650 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000114653 | Victory 500 Index Fund, Reward Shares_
Holdings [Line Items]
Percent of Total Investments	19.90%
C000114653 | Victory International Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	17.10%
C000114653 | Victory Target Managed Allocation Fund_
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114653 | VictoryShares International Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	9.60%
C000114653 | VictoryShares WestEnd U.S. Sector ETF_
Holdings [Line Items]
Percent of Total Investments	8.30%
C000114653 | Victory Nasdaq-100 Index Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	7.40%
C000114653 | VictoryShares Free Cash Flow ETF_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114653 | VictoryShares Emerging Markets Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114653 | VictoryShares US Value Momentum ETF_
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114653 | Victory Income Stock Fund, Institutional Shares_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114653 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000114653 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000034874 | VictoryShares Core Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	23.10%
C000034874 | Schwab Fundamental International Equity ETF_
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034874 | Vanguard FTSE Developed Markets ETF_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034874 | Vanguard S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034874 | VictoryShares Free Cash Flow Growth ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034874 | iShares Core S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034874 | Schwab Fundamental Emerging Markets Equity ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034874 | VictoryShares Core Plus Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	6.50%
C000034874 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034874 | iShares Core U.S. Aggregate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034874 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034874 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000034874 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000034874 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000034874 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034896 | VictoryShares Core Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	18.40%
C000034896 | Schwab Fundamental International Equity ETF_
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034896 | Vanguard FTSE Developed Markets ETF_
Holdings [Line Items]
Percent of Total Investments	6.80%
C000034896 | Vanguard S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034896 | VictoryShares Free Cash Flow Growth ETF_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034896 | iShares Core S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034896 | Schwab Fundamental Emerging Markets Equity ETF_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034896 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034896 | VictoryShares Core Plus Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034896 | iShares MSCI International Quality Factor ETF_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034896 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034896 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000034896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000034896 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000034896 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114651 | VictoryShares Core Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	27.60%
C000114651 | Schwab Fundamental International Equity ETF_
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114651 | Vanguard FTSE Developed Markets ETF_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114651 | Vanguard S&P 500 ETF_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000114651 | VictoryShares Free Cash Flow Growth ETF_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000114651 | VictoryShares Core Plus Intermediate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	8.60%
C000114651 | VictoryShares Short-Term Bond ETF_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000114651 | iShares Core U.S. Aggregate Bond ETF_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000114651 | iShares 7-10 Year Treasury Bond ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000114651 | VictoryShares WestEnd Economic Cycle Bond ETF_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114651 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000114651 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000114651 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000114651 | Affiliated Fixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000114651 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034897 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034897 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000034897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000034897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000034897 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000034897 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000034897 | India
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034897 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034897 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066846 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000066846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066846 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000066846 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000066846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000066846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000066846 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000066846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000066846 | India
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000066846 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000066846 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000066846 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158652 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000158652 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158652 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158652 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158652 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158652 | Cie de Saint-Gobain SA_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158652 | EOG Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158652 | Colgate-Palmolive Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158652 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000158652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158652 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000158652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000158652 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000175754 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175754 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000175754 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000175754 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034899 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034899 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000034899 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000034899 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000159210 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159210 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000159210 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000159210 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220607 | Apple, Inc._
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220607 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220607 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220607 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220607 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220607 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220607 | New York City Municipal Water Finance Authority Revenue64972GZW7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220607 | Capital Area Housing Finance Corp. Revenue25156SGV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220607 | Victory Street Public Facility Corp. Revenue25156SGS0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220607 | Loudoun County Economic Development Authority Revenue25156SGB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220607 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220607 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220607 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220607 | General
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220607 | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220607 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220607 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220607 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220607 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220607 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220605 | Apple, Inc._
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220605 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220605 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220605 | New York City Municipal Water Finance Authority Revenue64972GZW7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220605 | Capital Area Housing Finance Corp. Revenue25156SGV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220605 | Victory Street Public Facility Corp. Revenue25156SGS0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220605 | Loudoun County Economic Development Authority Revenue25156SGB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220605 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220605 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220605 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220605 | General
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220605 | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220605 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034866 | Apple, Inc._
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034866 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034866 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034866 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034866 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034866 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034866 | New York City Municipal Water Finance Authority Revenue64972GZW7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034866 | Capital Area Housing Finance Corp. Revenue25156SGV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034866 | Victory Street Public Facility Corp. Revenue25156SGS0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034866 | Loudoun County Economic Development Authority Revenue25156SGB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034866 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034866 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034866 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034866 | General
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034866 | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000034866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034866 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034866 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000034866 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220606 | Apple, Inc._
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220606 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220606 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220606 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220606 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220606 | City of New York, GO64966MU98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220606 | New York City Municipal Water Finance Authority Revenue64972GZW7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220606 | Capital Area Housing Finance Corp. Revenue25156SGV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220606 | Victory Street Public Facility Corp. Revenue25156SGS0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220606 | Loudoun County Economic Development Authority Revenue25156SGB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220606 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220606 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220606 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220606 | General
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220606 | Medical
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220606 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220606 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220606 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220606 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000220606 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204424 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000204424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000204424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000204424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000204424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000204424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000204424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000204424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000204424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000204424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000204424 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204424 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000204424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000204424 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204424 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034872 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000034872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000034872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000034872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000034872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000034872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034872 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034872 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034872 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066841 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000066841 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000066841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000066841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000066841 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000066841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000066841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000066841 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000066841 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000066841 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000066841 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000066841 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000066841 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066841 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034877 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000034877 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034877 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034877 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034877 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000034877 | General
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000034877 | Medical
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034877 | Development
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034877 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034877 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220622 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000220622 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220622 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220622 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000220622 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000220622 | General
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220622 | Medical
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000220622 | Development
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220622 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220622 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220623 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	13.70%
C000220623 | Barrick Gold Corp._
Holdings [Line Items]
Percent of Total Investments	8.30%
C000220623 | Wheaton Precious Metals Corp._
Holdings [Line Items]
Percent of Total Investments	8.00%
C000220623 | Newmont Corp._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000220623 | Gold Fields Ltd._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000220623 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220623 | Alamos Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220623 | Royal Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220623 | Northern Star Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220623 | Anglogold Ashanti PLC (Johannesburg Stock Exchange)_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220623 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000220623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000220623 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220623 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034879 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	13.70%
C000034879 | Barrick Gold Corp._
Holdings [Line Items]
Percent of Total Investments	8.30%
C000034879 | Wheaton Precious Metals Corp._
Holdings [Line Items]
Percent of Total Investments	8.00%
C000034879 | Newmont Corp._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000034879 | Gold Fields Ltd._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000034879 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034879 | Alamos Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034879 | Royal Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000034879 | Northern Star Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034879 | Anglogold Ashanti PLC (Johannesburg Stock Exchange)_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034879 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034879 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034879 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034879 | Canada
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000034879 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034879 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000066842 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	13.70%
C000066842 | Barrick Gold Corp._
Holdings [Line Items]
Percent of Total Investments	8.30%
C000066842 | Wheaton Precious Metals Corp._
Holdings [Line Items]
Percent of Total Investments	8.00%
C000066842 | Newmont Corp._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000066842 | Gold Fields Ltd._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000066842 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066842 | Alamos Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000066842 | Royal Gold, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000066842 | Northern Star Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000066842 | Anglogold Ashanti PLC (Johannesburg Stock Exchange)_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066842 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066842 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000066842 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066842 | Canada
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000066842 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066842 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000220633 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000220633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000220633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000220633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000220633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220633 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220633 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220633 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220633 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220633 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000034893 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000034893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000034893 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000034893 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034893 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034893 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034893 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034893 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000159208 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000159208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159208 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159208 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159208 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000159208 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000159208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159208 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159208 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159208 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159208 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159208 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000158651 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158651 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158651 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000158651 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158651 | Royal Bank of Canada_
Holdings [Line Items]
Percent of Total Investments	3.10%
C000158651 | Shopify, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158651 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158651 | VanEck Gold Miners ETF_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158651 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158651 | Enbridge, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158651 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158651 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158651 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158651 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158651 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158651 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158651 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158651 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158651 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000158651 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000220611 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220611 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220611 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220611 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220611 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220611 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220611 | General
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000220611 | School District
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220611 | Medical
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000220611 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034870 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034870 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034870 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034870 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034870 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034870 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034870 | General
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000034870 | School District
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034870 | Medical
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000034870 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220612 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220612 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220612 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220612 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220612 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220612 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220612 | General
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000220612 | School District
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220612 | Medical
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000220612 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220616 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220616 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220616 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220616 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220616 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220616 | General
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220616 | School District
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220616 | Medical
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000220616 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034873 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034873 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034873 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034873 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034873 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034873 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034873 | General
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000034873 | School District
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034873 | Medical
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000034873 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220617 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220617 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220617 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220617 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220617 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220617 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220617 | General
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220617 | School District
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220617 | Medical
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000220617 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034887 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034887 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034887 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034887 | Medical
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000034887 | Development
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000034887 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034887 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034887 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034887 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034887 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220625 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220625 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220625 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220625 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220625 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220625 | General
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000220625 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000220625 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220625 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220625 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034881 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034881 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034881 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034881 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034881 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034881 | General
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000034881 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000034881 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034881 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034881 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220626 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220626 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220626 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220626 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220626 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220626 | General
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000220626 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000220626 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220626 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220626 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000034889 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000220631 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220631 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220631 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220631 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220631 | General
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000220631 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000220631 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220631 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220631 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220631 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034891 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034891 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000034891 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034891 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034891 | General
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000034891 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000034891 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034891 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034891 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034891 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220632 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220632 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220632 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220632 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220632 | General
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000220632 | Medical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000220632 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220632 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220632 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220632 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%